iShares®

iShares Trust

Supplement dated May 21, 2008

to the Prospectus dated July 1, 2007 (as revised October 1, 2007)

for the iShares Lehman and iBoxx Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Lehman and iBoxx Bond Funds.

Effective April 30, 2008, the following information replaces similar information under the heading “Portfolio Managers” on page 34:

Lee Sterne, Jermaine Pierre, Mitchell Handa, Jeffery Lenamon and Joel Silva (collectively, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Government/Credit Bond Funds and iShares Lehman Aggregate Bond Fund.

Lee Sterne, Jermaine Pierre and Mitchell Handa are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Lehman TIPS Bond Fund and iShares Lehman MBS Bond Fund.

Lee Sterne, Jeffery Lenamon and Joel Silva are primarily responsible for the day-to-day management of the Credit Bond Funds, iShares iBoxx $ High Yield Corporate Bond Fund and iShares $ iBoxx Investment Grade Corporate Bond Fund.

As of April 30, 2008, John Sulski is no longer responsible for the day-to-day management of the Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman Aggregate Bond Fund and Joseph Kippels is no longer responsible for the day-to-day management of the iShares Lehman MBS Bond Fund and iShares Lehman Aggregate Bond Fund.

Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team with more limited responsibilities.

Lee Sterne has been employed by BGFA and BGI as the Head of U.S. Fixed Income Index and iShares Portfolio Management and Trading since September 2007. Prior to his current position, Mr. Sterne was a senior Portfolio Manager with BGFA and BGI from 2004 to 2007 and a Portfolio Manager with BGFA and BGI from 2001 to 2004. Mr. Sterne received a B.A. degree in German Language/ Literature Studies with a minor concentration in History from Colgate University.

Jermaine Pierre has been employed by BGFA and BGI as a portfolio manager since 2007. Prior to joining BGFA and BGI, Mr. Pierre was employed by CALPERS (California Public Employees Retirement Fund) as an Investment Officer from 2006 to 2007. From 2004 to 2006, Mr. Pierre was employed by Mellon Capital Management as a portfolio manager. From 2000 to 2003, Mr. Pierre was employed by Merrill, Lynch & Co., as an associate in their Fixed Income Alternative Investments Group. Mr. Pierre received a Master’s Degree in Business Administration from Columbia Business School.

Mitchell Handa has been employed by BGFA and BGI as a portfolio manager and a trader since 2007. Prior to his current positions, Mr. Handa worked at BGI’s Tokyo office from 2004 to 2007 as a senior trader. Prior to joining BGFA and BGI, Mr. Handa was employed by Shinsei Banking & Trust as the head of analytics from 2002 to 2004. Mr. Handa received a graduate degree in physics from UCLA and a graduate degree in financial engineering from the University of Chicago.

Jeffrey Lenamon has been employed by BGFA and BGI as a Portfolio Manager and Trader since January 2008. Prior to joining BGFA and BGI, Mr. Lenamon was a Portfolio Manager and Trader at Diversified Credit Investments from 2005 to 2007 and a Portfolio Manager and Trader at DZ Bank AG Deutsche Zentral-Genossenschaftsbank from 2001 to 2005. Mr. Lenamon received a Bachelor of Business Administration degree from Hardin-Simmons University and a Master of Business Administration degree from Sam Houston State University.

Joel Silva has been employed by BGFA and BGI as a Portfolio Manager since 2007. Prior to becoming a Portfolio Manager, Mr. Silva was employed as a Managing Director for Stone & Youngberg LLC where he traded and underwrote municipal securities from 2002 to 2007. Mr. Silva received a Master’s degree in Business Administration from California State University, Hayward.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Funds.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-082-04008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated May 21, 2008

to the Statement of Additional Information (“SAI”), dated July 1, 2007 (as revised October 1, 2007)

for the iShares Lehman and iBoxx Series

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares Lehman and iBoxx Bond Funds.

Effective April 30, 2008, the following information replaces similar information under the heading “Portfolio Managers” beginning on page 29:

Portfolio Managers.

Lee Sterne, Jermaine Pierre, Mitchell Handa, Jeffery Lenamon and Joel Silva (collectively, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Government/Credit Bond Funds and iShares Lehman Aggregate Bond Fund.

Lee Sterne, Jermaine Pierre and Mitchell Handa are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Lehman TIPS Bond Fund and iShares Lehman MBS Bond Fund.

Lee Sterne, Jeffery Lenamon and Joel Silva are primarily responsible for the day-to-day management of the Credit Bond Funds, iShares iBoxx $ High Yield Corporate Bond Fund and iShares $ iBoxx Investment Grade Corporate Bond Fund.

As of April 30, 2008, John Sulski is no longer responsible for the day-to-day management of the Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman Aggregate Bond Fund and Joseph Kippels is no longer responsible for the day-to-day management of the iShares Lehman MBS Bond Fund and iShares Lehman Aggregate Bond Fund.

As of April 30, 2008, the Portfolio Managers were also primarily responsible for the day-to-day management of other iShares Funds and certain other types of portfolios and/or accounts as indicated in the tables below:

Lee Sterne1

Types of Accounts	Number	Total Assets
Registered Investment Companies	22	$36,200,000,000
Other Pooled Investment Vehicles	30	$80,013,000,000
Other Accounts	12	$4,083,000,000
Accounts with Incentive-Based Fee Arrangements	9	$10,819,000,000
Jermaine Pierre[1]
Types of Accounts	Number	Total Assets
Registered Investment Companies	11	$31,300,000,000
Other Pooled Investment Vehicles	3	$4,117,000,000
Other Accounts	5	$3,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

[1]	Information is as of February 29, 2008.

Mitchell Handa2

Types of Accounts	Number	Total Assets
Registered Investment Companies	11	30,734,000,000
Other Pooled Investment Vehicles	14	33,258,000,000
Other Accounts	5	3,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A
Jeffery Lenamon[2]
Types of Accounts	Number	Total Assets
Registered Investment Companies	9	$13,411,000,000
Other Pooled Investment Vehicles	6	$21,460,000,000
Other Accounts	5	$2,780,000,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A
Joel Silva[3]
Types of Accounts	Number	Total Assets
Registered Investment Companies	6	$9,136,400,000
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	4	$400,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example,

[2]	Information is as of March 31, 2008.
[3]	Information is as of February 29, 2008.

under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of the dates mentioned below:

Lee Sterne1

Types of Accounts	Number	Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	7	$9,402,000,000
Other Accounts	2	$1,147,000,000
Jermaine Pierre[1]
Types of Accounts	Number	Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

[1]	Information is as of February 29, 2008.

Mitchell Handa2

Types of Accounts	Number	Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A
Jeffery Lenamon[2]
Types of Accounts	Number	Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A
Joel Silva[3]
Types of Accounts	Number	Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

As of April 30, 2008, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. The Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. The Portfolio Manager’s salary and annual bonus are paid in cash. BGFA also operates a mandatory bonus deferral plan for employees whose bonuses exceed certain thresholds which generally becomes payable three years after grant. One half of the mandatory deferral award is “notionally invested” in funds managed by BGI, and the other half is provisionally allocated to shares in Barclays PLC (the ultimate parent company of BGFA). Thus, the value of the final award may be increased or decreased over the three-year period. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA Section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

[2]	Information is as of March 31, 2008.
[3]	Information is as of February 29, 2008.

If a Portfolio Manager is part of a select group of management or highly compensated employees and is designated by the plan administrators (in their discretion) to be eligible for participation in BGI’s Voluntary Levered Alpha Participation Plan (“VLAPP”), the Portfolio Manager may elect to defer a portion of his or her bonus under VLAPP. Under this plan, the Portfolio Manager would receive an award corresponding to the deferred bonus portion if he or she voluntarily elects in advance to defer. VLAPP awards generally vest after three years. The award will be “notionally invested” in a fund(s) managed by BGI over the three-year period, and the return on that notional investment will determine the final award amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by a factor of two (2) for the sole purpose of determining the return on the award’s notional investment.

Starting in 2008, Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Levered Alpha Participation Plan (“LAPP”). Under LAPP, these awards are determined annually, and generally vest in three equal installments over three years. Each vested installment is paid out upon vesting. At the option of the plan administrators, the award may be “notionally invested” in a fund(s) managed by BGI. If notionally invested, the return on that notional investment during the relevant vesting period will determine the award payout amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by the factor specified by the plan administrators at the time of the award grant for the sole purpose of determining the return on the award’s notional investment.

Prior to December 31, 2007, portfolio managers were eligible for selection, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards were determined annually, and were generally scheduled to vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award was not notionally invested, the original award amount will be paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of the dates mentioned below, the Portfolio Managers beneficially owned shares of the Funds, for which they were/are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Lee Sterne1

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman 1-3 Year Treasury Bond Fund				X
iShares Lehman 3-7 Year Treasury Bond Fund				X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 10-20 Year Treasury Bond Fund	X
iShares Lehman 20+ Year Treasury Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Intermediate Government/Credit Bond Fund	X
iShares Lehman MBS Bond Fund	X
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund		X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X
Jermaine Pierre[1]
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman 1-3 Year Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 10-20 Year Treasury Bond Fund	X
iShares Lehman 20+ Year Treasury Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Intermediate Government/Credit Bond Fund	X
iShares Lehman MBS Bond Fund	X
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund	X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X

[1]	Information is as of February 29, 2008.

Mitchell Handa2

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman 1-3 Year Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 10-20 Year Treasury Bond Fund	X
iShares Lehman 20+ Year Treasury Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Intermediate Government/Credit Bond Fund	X
iShares Lehman MBS Bond Fund	X
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund	X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X
Jeffery Lenamon[2]
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman 1-3 Year Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 10-20 Year Treasury Bond Fund	X
iShares Lehman 20+ Year Treasury Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Government/ Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Intermediate Government/Credit Bond Fund	X
iShares Lehman MBS Bond Fund	X
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund	X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X

[2]	Information is as of March 31, 2008.

Joel Silva3

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman 1-3 Year Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 7-10 Year Treasury Bond Fund	X
iShares Lehman 10-20 Year Treasury Bond Fund	X
iShares Lehman 20+ Year Treasury Bond Fund	X
iShares Lehman Aggregate Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Intermediate Government/Credit Bond Fund	X
iShares Lehman MBS Bond Fund	X
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman TIPS Bond Fund	X
iShares iBoxx $ High Yield Corporate Bond Fund	X
iShares iBoxx $ Investment Grade Corporate Bond Fund	X

[3]	Information is as of February 29, 2008.

BGI-A-081-04008

iShares® is a registered trademark of Barclays Global Investors, N.A.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE